PROVISION FOR JUDICIAL LIABILITIES - Possible losses, civil and environmental (Details) R$ in Thousands	12 Months Ended
	Dec. 31, 2021 BRL (R$) ha lawsuit	Dec. 31, 2020 BRL (R$) lawsuit
PROVISION FOR JUDICIAL LIABILITIES
Possible losses for which no provision was recorded | R$	R$ 11,443,483	R$ 10,478,002
Civil, environment and real estate
PROVISION FOR JUDICIAL LIABILITIES
Possible losses for which no provision was recorded | R$	R$ 3,691,778	R$ 3,068,884
Civil, environment and real estate | Possible losses
PROVISION FOR JUDICIAL LIABILITIES
Number of lawsuits | lawsuit	205	324
Civil and environment
PROVISION FOR JUDICIAL LIABILITIES
Possible losses for which no provision was recorded | R$	R$ 3,691,778	R$ 3,068,884
Civil and environment | Public Civil Claims, transportation of wood | Possible losses
PROVISION FOR JUDICIAL LIABILITIES
Number of lawsuits | lawsuit	2
Civil and environment | Public Civil Claims, real properties acquired | Possible losses
PROVISION FOR JUDICIAL LIABILITIES
Number of lawsuits | lawsuit	2
Civil and environment | Public Civil Claims, real properties acquired | Public Civil Claim 1
PROVISION FOR JUDICIAL LIABILITIES
Area blocked in preliminary injunction | ha	10,500
Civil and environment | Public Civil Claims, real properties acquired | Public Civil Claim 2
PROVISION FOR JUDICIAL LIABILITIES
Area blocked in preliminary injunction | ha	4,000